Inventories	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

Composition:

	June 30, 2022	December 31, 2021
	Unaudited	Audited
Raw materials	$117	$178
Inventory in progress	1,684	1,658
Finished goods	4,405	4,673
Net – advances from customers	(588)	(942)

	$5,618	$5,567